Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of the ordinary share reflected on the balance sheet are reconciled
As of December 31, 2022 and 2021, the ordinary share reflected on the consolidated balance sheets are reconciled in the following table:

Gross proceeds from IPO	$345,000,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Ordinary share issuance costs	(18,600,644)
Plus:
Accretion of carrying value to redemption value	28,950,644

Contingently redeemable ordinary share as of December 31, 2021	345,000,000
Plus:
Accretion of carrying value to redemption value	4,927,313

Contingently redeemable ordinary share as of December 31, 2022	$349,927,313